Form N-1A Supplement	May 05, 2026
The Future Fund Long/Short ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Future Fund Long/Short ETF

a series of Northern Lights Fund Trust II

May 5, 2026

Supplement to the
Prospectus and Statement of Additional Information dated September 29, 2025

Effective immediately, the fee table and the expense example for the Fund in the prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	1.05%
Interest/Dividend Expense	0.36%
Remaining Other Expenses	0.69%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and Expense Reimbursements(1)	(0.45%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.60%
(1)	Pursuant to an operating expense limitation agreement between The Future Fund, LLC (the “Adviser”) and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.24% of the Fund’s average net assets through September 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$163	$599	$1,062	$2,343

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated September 29, 2025, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 866-439-9093.